Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000129981 | 4812C2734 | JPMorgan US Treasury Plus Money Market Fund, Class L
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000129981 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000129981 | 427866108 | Hershey Company (The)
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000129981 | 747525103 | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000129981 | 92343V104 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000129981 | G5960L103 | Medtronic PLC
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000129981 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000129981 | 717081103 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000129981 | 911312106 | United Parcel Service, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000129981 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000129981 | ACN C300_20250421_S_IBEquity Option
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000129981 | 962166104Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000129981 | 26441C204Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000129981 | 500255104Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000129981 | 75513E101Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000129981 | 125269100Materials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000129981 | 949746101Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000129981 | 20030N101Communications
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000129981 | 31846V328Money Market
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000129981 | 165167735Energy
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000129981 | 91324P102Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000129981 | 02209S103Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000129981 | 17275R102Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000129981 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	91.00%
C000129981 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	8.70%
C000129981 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	0.30%
C000129983 | 4812C2734 | JPMorgan US Treasury Plus Money Market Fund, Class L
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000129983 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000129983 | 427866108 | Hershey Company (The)
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000129983 | 747525103 | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000129983 | 92343V104 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000129983 | G5960L103 | Medtronic PLC
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000129983 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000129983 | 717081103 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000129983 | 911312106 | United Parcel Service, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000129983 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000129983 | ACN C300_20250421_S_IBEquity Option
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000129983 | 962166104Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000129983 | 26441C204Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000129983 | 500255104Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000129983 | 75513E101Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000129983 | 125269100Materials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000129983 | 949746101Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000129983 | 20030N101Communications
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000129983 | 31846V328Money Market
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000129983 | 165167735Energy
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000129983 | 91324P102Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000129983 | 02209S103Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000129983 | 17275R102Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000129983 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	91.00%
C000129983 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	8.70%
C000129983 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	0.30%